Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

During 2023, the Company contracted with a law firm more than 10 percent owned by the chief executive officer. The firm is engaged as counsel in connection with general corporate matters, diligence and maintenance of the Company’s patent portfolio. In connection with the engagement, the Company recorded patent service costs of approximately $139,000 and $50,000 for the years ended December 31, 2024 and 2023, respectively, and these were recorded as part of sales, general and administrative expenses in the accompanying Consolidated Statements of Operations. As of December 31, 2024, approximately $11,000 of such costs were payable to the related party.

During the years ended December 31, 2024 and 2023, the Company contracted with a law firm more than 10 percent owned, but not controlled, by the father-in-law of the chief executive officer. The firm is engaged on a contingent fee basis and serves as escrow agent in connection with monetization of the Company’s patents in matters where the firm is serving as counsel to the Company. For the years ended December 31, 2024 and 2023, the cost of these services was approximately $1,163,000 and $5,316,000, respectively, and these are included in litigation and licensing expenses, in the Consolidated Statements of Operations. As of December 31, 2023, approximately $1,379,000 of such costs were payable to the related party. There were no amounts payable to this related party at December 31, 2024 since the services are on a contingent fee basis and no fees are incurred unless there is a recovery.

See Note 6 with respect to an option held by the chief executive officer.